Expense Example - FidelitySeriesStockSelectorLargeCapValueFund-PRO - FidelitySeriesStockSelectorLargeCapValueFund-PRO - Fidelity Series Stock Selector Large Cap Value Fund - Fidelity Series Stock Selector Large Cap Value Fund
Apr. 01, 2023 USD ($)
Expense Example:
1 year	$ 1
3 years	3
5 years	6
10 years	$ 13